Compensation of key management	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Compensation of key management
Compensation of key management

Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management included:

	2018	2017
	$	$

Salaries and short-term employee benefits	11,412	6,841
Share-based payments	2,920	4,881
	14,332	11,722